COMMON STOCK AND CONVERTIBLE PREFERRED STOCK (Details Narrative) - USD ($)		1 Months Ended							2 Months Ended	4 Months Ended		7 Months Ended	12 Months Ended
	Mar. 03, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 30, 2020	Feb. 03, 2020	Oct. 31, 2015	Jun. 30, 2014	Feb. 18, 2020	Dec. 31, 2020	May 08, 2020	Jul. 22, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Jun. 30, 2021
Class of Stock [Line Items]
Conversion rate description													In connection with the issuance of the Series G Senior Preferred Stock in February 2020, the conversion price of the Series E Senior Preferred Stock and Series E-1 Senior Preferred Stock (volume weighted average price adjustment) and Series F Senior Preferred Stock and Series F-1 Senior Preferred Stock (full ratchet adjustment) were adjusted down to $87.8463 and $61.50, respectively. In connection with the issuance of the Series H Preferred Stock and Series H Warrants in December 2020, the conversion price of the Series E Senior Preferred Stock and Series E-1 Senior Preferred Stock was adjusted down (volume weighted average price adjustment) to $87
Share Price				$ 10.00						$ 10.00			$ 10.00				$ 10.00
Stock issued for cash										$ 25,000
Legal cost													$ 200,000	$ 200,000	$ 100,000
Subsequent Event [Member] | Series D 1 Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrants	$ 45.9875
Airspan [Member] | Subsequent Event [Member] | Series D 1 Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrants	$ 45.9875
Fortress Credit Agreement [Member]
Class of Stock [Line Items]
Warrants exercised													1,400
Oak [Member]
Class of Stock [Line Items]
Share Price						$ 0.0001
Series B And Series B 1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Voting Rate Description													Upon any liquidation of the Company, or certain mergers, asset sales or change of control transactions involving the Company, subject to the Common Stock Distribution (as defined below), holders of Series B Convertible Preferred Stock and the Series B-1 Convertible Preferred Stock will be entitled to receive, prior and in preference to any distribution to holders of common stock, Class B common stock and Class C common stock, $807.00 (as appropriately adjusted for any combinations, divisions, or similar recapitalizations) per share of Series B Convertible Preferred Stock and Series B-1 Convertible Preferred Stock, plus all accumulated or accrued and unpaid dividends thereon
Series C And Series C 1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Voting Rate Description													Upon any liquidation of the Company, or certain mergers, asset sales or change of control transactions involving the Company, subject to the Common Stock Distribution (as defined below), holders of Series C Convertible Preferred Stock and the Series C-1 Convertible Preferred Stock will be entitled to receive, prior and in preference to any distribution to holders of common stock, Class B common stock and Class C common stock, $24.00 (as appropriately adjusted for any combinations, divisions, or similar recapitalizations) per share of Series C Convertible Preferred Stock and Series C-1 Convertible Preferred Stock, plus all accumulated or accrued and unpaid dividends thereon
Series D Series D 1 And Series D 2 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Voting Rate Description													Upon any liquidation of the Company, or certain mergers, asset sales or change of control transactions involving the Company, subject to the Common Stock Distribution (as defined below), holders of Series D Convertible Preferred Stock, the Series D-1 Convertible Preferred Stock and the Series D-2 Convertible Preferred Stock will be entitled to receive, prior and in preference to any distribution to holders of common stock, Class B common stock and Class C common stock, $61.50 (as appropriately adjusted for any combinations, divisions, or similar recapitalizations) per share of Series D Convertible Preferred Stock, Series D-1 Convertible Preferred Stock and Series D-2 Convertible Preferred Stock, plus all accumulated or accrued and unpaid dividends thereon
Series E And Series E 1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Voting Rate Description													Upon any liquidation of the Company, or certain mergers, asset sales or change of control transactions involving the Company, subject to the Common Stock Distribution (as defined below), holders of Series E Senior Convertible Preferred Stock and the Series E-1 Senior Convertible Preferred Stock will be entitled to receive, prior and in preference to any distribution to holders of Series B, Series B-1, Series C, Series C-1, Series D, Series D-1 and Series D-2 Preferred Stock and common stock, Class B common stock and Class C common stock, $91.0043 (as appropriately adjusted for any combinations, divisions, or similar recapitalizations) per share of the Series E Senior Convertible Preferred Stock and Series E-1 Senior Convertible Preferred Stock, plus all accumulated or accrued and unpaid dividends thereon
Series F And Series F 1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Voting Rate Description													Upon any liquidation of the Company, or certain mergers, asset sales or change of control transactions involving the Company, subject to the Common Stock Distribution (as defined below), holders of Series F Senior Convertible Preferred Stock and the Series F-1 Senior Convertible Preferred Stock will be entitled to receive, prior and in preference to any distribution to holders of Series B, Series B-1, Series C, Series C-1, Series D, Series D-1 and Series D-2 Preferred Stock, Series E and Series E-1 Senior Convertible Preferred Stock and common stock, Class B common stock and Class C common stock, $107.9317 (as appropriately adjusted for any combinations, divisions, or similar recapitalizations) per share of Series F Senior Convertible Preferred Stock and Series F-1 Senior Convertible Preferred Stock, plus all accumulated or accrued and unpaid dividends thereon
Series G Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued						65,040			16,260		113,821	162,600
Share Price						$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Stock issued for cash						$ 4,000,000.0			$ 1,000,000.0		$ 7,000,000.0	$ 10,000,000.0
Series G Convertible Preferred Stock [Member] | Oak [Member]
Class of Stock [Line Items]
Stock issued						383,266
Share Price						$ 0.0001
Stock issued for cash						$ 23,000,000.0
Series G And Series G 1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Voting Rate Description													Upon any liquidation of the Company, or certain mergers, asset sales or change of control transactions involving the Company, subject to the Common Stock Distribution (as defined below), holders of Series G Senior Convertible Preferred Stock and the Series G-1 Senior Convertible Preferred Stock will be entitled to receive, prior and in preference to any distribution to holders of Series B, Series B-1, Series C, Series C-1, Series D, Series D-1 and Series D-2 Preferred Stock, Series E, Series E-1, Series F and Series F-1 Senior Convertible Preferred Stock and common stock, Class B common stock and Class C common stock, $61.50 (as appropriately adjusted for any combinations, divisions, or similar recapitalizations) per share of Series G Senior Convertible Preferred Stock and Series G-1 Senior Convertible Preferred Stock, multiplied by 2.5, plus all accumulated or accrued and unpaid dividends thereon
Series H Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued													168,288
Share Price				0.0001						$ 0.0001			$ 0.0001
Stock issued for cash													$ 10,400,000
Warrant exercise Price				$ 61.50	$ 61.50
Number of warrants purchased				84,144	55,284
Warrants exercised													2,100
Series H Convertible Preferred Stock [Member] | Airspan [Member]
Class of Stock [Line Items]
Warrant exercise Price			$ 61.50
Number of warrants purchased			6,097
Series H Senior Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Voting Rate Description													Upon any liquidation of the Company, or certain mergers, asset sales or change of control transactions involving the Company, subject to the Common Stock Distribution (as defined below), holders of Series H Senior Convertible Preferred Stock will be entitled to receive, prior and in preference to any distribution to holders of common stock, Class B common stock and Class C common stock and all other Convertible Preferred Stock, $61.50 (as appropriately adjusted for any combinations, divisions, or similar recapitalizations) per share of Series H Senior Convertible Preferred Stock, plus all accumulated or accrued and unpaid dividends thereon
Series D 2 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares converted													370,000
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Warrant exercise Price							$ 61.50	$ 61.50
Number of warrants purchased							487,805	203,252
Warrants exercised																325,203
Series D Convertible Preferred Stock [Member] | Airspan [Member]
Class of Stock [Line Items]
Warrant exercise Price		$ 61.50						$ 61.50
Number of warrants purchased		406						203,252